Borrowings (Details)	12 Months Ended
	Jun. 30, 2025 GBP (£)	Jul. 10, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)
Disclosure of detailed information about borrowings
Total borrowings	£ 636,974,000			£ 546,621,000
Non-current borrowings	471,855,000			511,047,000
Current borrowings	165,119,000			35,574,000
Minimum amount of consolidated profit or loss (EBITDA) to be maintained	£ 65,000,000
Period of time for financial maintenance covenant testing	12 months
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings	£ 308,914,000			334,538,000
Non-current borrowings	308,914,000			334,538,000
Unamortized issue costs on borrowings	£ 1,098,000			1,615,000
Principal amount / Notional amount | $			$ 425,000,000		$ 425,000,000
Senior secured notes | Minimum
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	5.00%
Senior secured notes | Maximum
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	100.00%
Senior secured notes | Fixed interest rate
Disclosure of detailed information about borrowings
Borrowings, interest rate	3.79%		3.79%
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings	£ 162,941,000			176,509,000
Non-current borrowings	162,941,000			176,509,000
Unamortized issue costs on borrowings	£ 1,186,000			1,456,000
Principal amount / Notional amount | $			$ 225,000,000		$ 225,000,000
Secured term loan facility | Floating interest rate
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	SOFR
Secured term loan facility | Floating interest rate | Minimum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%		1.25%
Secured term loan facility | Floating interest rate | Maximum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%		1.75%
Revolving facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 160,000,000			30,000,000
Principal amount / Notional amount	300,000,000
Undrawn borrowing facilities	140,000,000			270,000,000
Revolving facilities | Revolving facilities upsize and extension
Disclosure of detailed information about borrowings
Principal amount / Notional amount		£ 350,000,000
Accrued interest on senior secured notes and revolving credit facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 5,119,000			£ 5,574,000